Restatement of Previously Issued Financial Statements (Tables)	11 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Schedule of balance sheet and operation
	As Previously Reported	Adjustments	As Restated
Balance Sheet as of:
July 24, 2020 (audited)
Warrant liability	$—	$154,583	$154,583
Total Liabilities	—	154,583	154,583
Common Stock Subject to Possible Redemption	225,628,970	(154,583)	225,474,387
Common Stock	696	1	697
Additional Paid-in Capital	5,000,314	352	5,000,666
Accumulated deficit	(1,000)	(353)	(1,353)
Total Shareholders’ Equity	5,000,010	—	5,000,010

Number of shares subject to redemptions	22,562,897	(15,458)	22,547,439

	As Previously Reported	Adjustments	As Restated
September 30, 2020 (unaudited)
Warrant liability	$—	$219,984	$219,984
Total Liabilities	51,267	219,984	271,251
Common Stock Subject to Possible Redemption	225,527,000	(219,984)	225,307,016
Common Stock	696	2	698
Additional Paid-in Capital	5,102,284	65,752	5,168,036
Accumulated deficit	(102,977)	(65,754)	(168,731)
Total Shareholders’ Equity	5,000,003	—	5,000,003

Number of shares subject to redemptions	22,552,700	(21,998)	22,530,702

December 31, 2020 (audited)
Warrant liability	$—	$630,224	$630,224
Total Liabilities	2,041,838	630,224	2,672,062
Common Stock Subject to Possible Redemption	223,520,590	(630,220)	222,890,370
Common Stock	716	7	723
Additional Paid-in Capital	7,108,674	475,983	7,584,657
Accumulated deficit	(2,109,383)	(475,994)	(2,585,377)
Total Shareholders’ Equity	5,000,007	(4)	5,000,003

Number of shares subject to redemptions	22,352,059	(63,022)	22,289,037

Statement of Operations for the:
Three Months Ended September 30, 2020 (unaudited)
Net loss	$(101,977)	$(65,754)	$(167,731)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	22,552,700	—	22,552,700
Basic and diluted net income per share, Common stock subject to possible redemption	0.00	0.00	0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	6,496,149		6,496,149
Basic and diluted net loss per share, Non-redeemable common stock	(0.02)	(0.01)	(0.03)

Period from February 11, 2020 (inception) to September 30, 2020 (unaudited)
Allocation of initial public offering costs	$—	$(353)	$(353)
Change in fair value of warrant liability	—	(65,401)	(65,401)
Net loss	(102,977)	(65,754)	(168,731)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	—	22,552,700	22,552,700
Basic and diluted net income per share, Common stock subject to possible redemption	—	0.00	0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	5,713,990	—	5,713,990
Basic and diluted net loss per share, Non-redeemable common stock	(0.02)	(0.01)	$(0.03)

Schedule of casf flow and equity
	As Previously Reported	Adjustments	As Restated
Period from February 11, 2020 (inception) to December 31, 2020 (audited)
Allocation of initial public offering costs	$—	$(353)	$(353)
Change in fair value of warrant liability	—	(475,641)	(475,641)
Net loss	(2,109,383)	(475,994)	(2,585,377)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	22,557,034	(777,430)	21,779,604
Basic and diluted net income per share, Common stock subject to possible redemption	—	0.00	0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	6,068,878	383,916	6,452,794
Basic and diluted net loss per share, Non-redeemable common stock	(0.35)	(0.05)	(0.40)

Statement of Changes in Stockholder’s Equity for the:
Three Months Ended September 30, 2020 (unaudited)
Sale of 594,551 Private Units	$5,945,510	$(154,230)	$5,791,280
Common stock subject to possible redemption	(225,527,000)	219,990	(225,307,010)
Net loss	(101,977)	(65,754)	(167,731)

Period from February 11, 2020 (inception) to September 30, 2020 (unaudited)
Sale of 594,551 Private Units	$5,945,510	$(154,230)	$5,791,280
Common stock subject to possible redemption	(225,527,000)	219,990	(225,307,010)
Net loss	(102,977)	(65,754)	(168,731)

Period from February 11, 2020 (inception) to December 31, 2020 (audited)
Sale of 594,551 Private Units	$5,945,510	$(154,230)	$5,791,280
Common stock subject to possible redemption	(223,520,590)	630,220	(222,890,370)
Net loss	(2,109,383)	(475,994)	(2,585,377)

Statement of Cash Flows for the:
Period from February 11, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	$(102,977)	$(65,754)	$(168,731)
Change in fair value of warrant liability	—	65,401	65,401
Transaction costs incurred in connection with IPO	—	353	353

Period from February 11, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(2,109,383)	$(475,994)	$(2,585,377)
Change in fair value of warrant liability	—	475,641	475,641
Transaction costs incurred in connection with IPO	—	353	353